UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                       USAA AGGRESSIVE
                             GROWTH Fund

                            [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        14

   Financial Statements                                                     16

   Notes to Financial Statements                                            19

EXPENSE EXAMPLE                                                             33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                          BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS F. MARSICO]   THOMAS F. MARSICO
                                  Marsico Capital Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA Aggressive Growth Fund had a total return of 6.32%. This compares to a return of 6.41% for the Lipper Large-Cap Growth Funds Average, 6.58% for the Lipper Large-Cap Growth Funds Index, and 3.91% for the Russell 1000 Growth Index.

HOW DID THE FUND MANAGE TO OUTPERFORM ITS UNMANAGED BENCHMARK, THE RUSSELL 1000 GROWTH INDEX?

                 Although the Fund had a relatively modest allocation to information technology compared to the Russell 1000 Growth Index, the Fund's holdings in the sector contributed significantly to results. Google, Inc. (+39% prior to being sold), Apple Computer, Inc. (+48%), and QUALCOMM, Inc. (+22%) were among the Fund's top-performing individual holdings.

                 Industrial companies, including construction and heavy equipment manufacturer Caterpillar, Inc. (+27%) and transportation companies Burlington Northern Santa Fe Corp. (+49%), FedEx Corp. (+21%), and Union Pacific Corp. (+27%), also posted strong gains.

                 Financials were a further area of strength, led by Chicago Mercantile Exchange Holdings, Inc. (+41%). Financial services

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 companies UBS AG (+33%) and Lehman Brothers Holdings, Inc. (+34%) also performed well.

WHAT INVESTMENT AREAS DETRACTED FROM PERFORMANCE AGAINST THE RUSSELL 1000 GROWTH INDEX?

                 Stock selection in the consumer discretionary sector was the largest detractor, as was the Fund's overweight position in this poor-performing sector. Homebuilders Toll Brothers, Inc. (-39%), MDC Holdings (-25% prior to being sold), and Lennar Corp. (-7%) were among the Fund's weakest-performing positions. Hotel/leisure companies MGM Mirage, Inc. (-19%) and Four Seasons Hotels, Inc. (-13%) also struggled.

                 Certain health care-related investments disappointed, most notably medical equipment provider Zimmer Holdings, Inc. (-16%) and biotechnology companies Genentech, Inc. (-4%) and Amgen, Inc. (-11% prior to being sold).

                 Energy was again the strongest-performing area of the market, soaring by more than 33% in the index, and Fund performance was held back by our modest exposure to energy-related investments.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

                 As of January 31, 2006, the Fund's economic sector allocations emphasized health care, consumer discretionary, financials, industrials, and information technology.

                 We thank you, the Fund's shareholders, for your confidence and support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in the common stocks of large companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                       1/31/06                   7/31/05
--------------------------------------------------------------------------------
Net Assets                         $1,204.0 Million          $1,121.2 Million
Net Asset Value Per Share              $32.16                    $30.26

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*            1 YEAR            5 YEARS            10 YEARS
     6.32%                     14.29%            -5.95%               5.91%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER LARGE-CAP                        LIPPER LARGE-CAP
                 GROWTH FUNDS        RUSSELL 1000        GROWTH FUNDS       USAA AGGRESSIVE
                   AVERAGE           GROWTH INDEX           INDEX             GROWTH FUND
               ----------------      ------------      ----------------     ---------------
01/31/96          $10,000.00          $10,000.00          $10,000.00          $10,000.00
02/29/96           10,260.21           10,182.89           10,224.86           10,514.11
03/31/96           10,299.63           10,195.95           10,229.70           10,881.33
04/30/96           10,621.08           10,464.22           10,473.18           12,284.50
05/31/96           10,926.54           10,829.86           10,782.25           13,154.23
06/30/96           10,795.51           10,844.57           10,685.06           12,381.14
07/31/96           10,152.41           10,209.19           10,112.92           10,776.96
08/31/96           10,501.43           10,472.69           10,416.57           11,681.48
09/30/96           11,218.92           11,235.29           11,141.55           12,621.25
10/31/96           11,290.08           11,302.99           11,280.42           11,766.17
11/30/96           11,984.40           12,151.64           12,009.79           11,734.65
12/31/96           11,725.84           11,913.73           11,711.57           11,746.47
01/31/97           12,450.66           12,749.33           12,453.83           12,231.14
02/28/97           12,238.83           12,663.01           12,275.09           11,320.90
03/31/97           11,592.14           11,977.74           11,646.03           10,260.92
04/30/97           12,203.13           12,773.10           12,285.14            9,890.52
05/31/97           13,071.95           13,694.88           13,119.07           11,525.81
06/30/97           13,599.97           14,242.96           13,668.37           12,168.10
07/31/97           14,887.90           15,502.64           14,974.64           12,932.54
08/31/97           14,219.04           14,595.26           14,157.92           13,105.92
09/30/97           15,026.95           15,313.49           14,939.92           14,257.76
10/31/97           14,445.42           14,747.49           14,421.24           13,266.63
11/30/97           14,726.55           15,373.89           14,741.78           12,884.79
12/31/97           14,915.68           15,546.11           14,942.91           12,634.63
01/31/98           15,124.96           16,010.97           15,207.41           12,689.88
02/28/98           16,361.10           17,215.35           16,368.69           14,041.31
03/31/98           17,109.58           17,901.63           17,130.33           14,649.03
04/30/98           17,367.81           18,149.35           17,417.45           14,823.27
05/31/98           16,905.77           17,634.35           17,027.91           13,786.32
06/30/98           17,862.46           18,714.38           18,002.61           14,428.04
07/31/98           17,667.38           18,590.50           17,994.11           13,437.84
08/31/98           14,704.02           15,800.52           15,055.49           10,144.25
09/30/98           15,727.85           17,014.27           16,150.65           11,190.14
10/31/98           16,760.78           18,381.73           17,192.25           12,256.82
11/30/98           17,903.39           19,779.94           18,372.75           13,640.50
12/31/98           19,761.79           21,563.49           20,392.97           15,441.79
01/31/99           21,021.58           22,829.66           21,716.90           17,122.32
02/28/99           20,161.30           21,786.73           20,825.41           15,416.63
03/31/99           21,283.30           22,934.15           22,009.22           16,669.48
04/30/99           21,413.91           22,963.47           22,084.44           17,595.29
05/31/99           20,782.05           22,257.75           21,352.84           17,328.61
06/30/99           22,256.19           23,816.79           22,837.11           19,150.03
07/31/99           21,587.92           23,059.86           22,120.39           19,235.57
08/31/99           21,550.19           23,436.64           22,124.96           19,240.60
09/30/99           21,406.13           22,944.31           21,900.44           19,516.58
10/31/99           22,900.50           24,677.01           23,579.88           20,772.44
11/30/99           24,228.65           26,008.43           24,745.24           23,839.94
12/31/99           27,216.37           28,713.51           27,493.30           29,507.03
01/31/00           26,332.33           27,367.18           26,389.79           30,298.88
02/29/00           28,479.61           28,705.04           27,777.71           39,014.55
03/31/00           29,856.03           30,759.63           29,727.17           34,402.57
04/30/00           28,070.77           29,295.95           27,426.90           28,565.37
05/31/00           26,448.93           27,820.71           25,848.02           25,553.14
06/30/00           28,330.02           29,929.19           27,557.47           31,615.05
07/31/00           27,794.23           28,681.51           26,999.15           30,143.72
08/31/00           30,228.70           31,278.44           29,334.26           34,873.40
09/30/00           28,281.15           28,319.66           27,097.24           32,784.68
10/31/00           26,895.11           26,979.64           25,664.43           28,583.07
11/30/00           23,430.80           23,002.66           22,221.08           21,979.76
12/31/00           23,682.53           22,274.82           22,082.97           23,619.54
01/31/01           24,209.55           23,813.69           22,725.54           24,138.53
02/28/01           20,903.66           19,770.79           19,207.29           18,871.34
03/31/01           18,962.06           17,619.38           17,211.76           15,542.08
04/30/01           20,854.51           19,847.76           19,059.58           18,125.98
05/31/01           20,690.29           19,555.66           18,914.67           18,523.51
06/30/01           20,026.13           19,102.77           18,369.65           18,783.00
07/31/01           19,357.16           18,625.35           17,711.29           17,275.72
08/31/01           17,834.08           17,102.27           16,364.92           15,934.08
09/30/01           16,091.99           15,394.76           14,719.42           13,085.16
10/31/01           16,683.20           16,202.43           15,329.84           13,913.33
11/30/01           18,152.50           17,758.93           16,734.51           15,227.37
12/31/01           18,259.01           17,725.56           16,812.12           15,735.32
01/31/02           17,810.66           17,412.42           16,432.18           14,912.67
02/28/02           17,069.30           16,689.81           15,751.97           14,150.74
03/31/02           17,774.70           17,267.08           16,385.81           14,945.79
04/30/02           16,642.30           15,857.82           15,294.79           14,448.89
05/31/02           16,297.85           15,474.18           15,015.99           13,880.21
06/30/02           14,939.57           14,042.74           13,793.14           12,737.33
07/31/02           13,765.44           13,270.74           12,755.11           11,478.50
08/31/02           13,813.00           13,310.41           12,825.63           11,517.15
09/30/02           12,588.77           11,929.74           11,582.97           11,152.75
10/31/02           13,543.71           13,024.07           12,474.59           11,489.54
11/30/02           14,112.15           13,731.47           12,991.03           11,428.81
12/31/02           13,134.96           12,782.96           12,085.85           10,920.86
01/31/03           12,870.80           12,472.78           11,807.04           10,727.62
02/28/03           12,746.02           12,415.50           11,680.17           10,633.76
03/31/03           12,980.59           12,646.57           11,899.24           11,053.37
04/30/03           13,893.46           13,581.62           12,770.57           11,644.14
05/31/03           14,613.11           14,259.54           13,396.10           12,378.45
06/30/03           14,730.10           14,455.89           13,507.04           12,533.04
07/31/03           15,132.50           14,815.60           13,898.76           13,040.99
08/31/03           15,486.98           15,184.08           14,240.71           13,317.05
09/30/03           15,165.19           15,021.53           13,937.57           13,129.33
10/31/03           16,077.01           15,865.25           14,783.07           14,073.45
11/30/03           16,220.72           16,031.35           14,923.73           14,001.67
12/31/03           16,692.34           16,585.77           15,344.49           14,283.25
01/31/04           16,985.73           16,924.49           15,638.63           14,321.90
02/29/04           17,075.87           17,032.01           15,706.32           14,542.75
03/31/04           16,864.36           16,716.06           15,531.14           14,575.87
04/30/04           16,479.95           16,521.74           15,182.49           14,189.39
05/31/04           16,803.30           16,829.68           15,457.53           14,299.82
06/30/04           17,061.24           17,039.98           15,678.71           14,498.58
07/31/04           16,067.34           16,076.68           14,751.53           13,764.26
08/31/04           15,922.97           15,997.28           14,647.47           13,913.33
09/30/04           16,271.70           16,149.43           14,990.70           14,520.66
10/31/04           16,514.32           16,401.30           15,171.37           14,443.37
11/30/04           17,217.62           16,965.48           15,848.20           15,232.89
12/31/04           17,863.11           17,630.67           16,488.07           16,143.89
01/31/05           17,251.53           17,042.72           15,920.59           15,542.08
02/28/05           17,349.59           17,224.09           16,024.79           15,630.42
03/31/05           17,050.81           16,910.28           15,732.87           15,398.53
04/30/05           16,663.15           16,588.25           15,390.87           15,266.02
05/31/05           17,550.36           17,390.83           16,245.13           15,939.60
06/30/05           17,582.92           17,326.72           16,277.55           16,121.80
07/31/05           18,420.52           18,173.57           17,096.03           16,707.04
08/31/05           18,217.68           17,939.52           16,913.60           16,419.94
09/30/05           18,424.30           18,022.12           17,116.09           16,651.83
10/31/05           18,283.83           17,846.95           17,005.23           16,464.11
11/30/05           19,107.41           18,616.96           17,783.58           17,209.47
12/31/05           19,085.17           18,558.60           17,738.03           17,310.37
01/31/06           19,651.80           18,884.41           18,221.70           17,763.29

                                   [END CHART]

                       DATA FROM 1/31/96 THROUGH 1/31/06.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                 o The Lipper Large-Cap Growth Funds Average is an average
                   performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

UnitedHealth Group, Inc.                       7.6%

Genentech, Inc.                                6.5%

Apple Computer, Inc.                           4.0%

Lowe's Companies, Inc.                         3.8%

Caterpillar, Inc.                              3.7%

Procter & Gamble Co.                           3.6%

UBS AG                                         3.4%

Lehman Brothers Holdings, Inc.                 3.2%

QUALCOMM, Inc.                                 3.0%

SLM Corp.                                      3.0%
---------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 SECTOR ASSET ALLOCATION
                        1/31/2006

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                          21.5%
Consumer Discretionary                               19.5%
Financials                                           15.6%
Short-Term Investments*                              14.8%
Industrials                                          14.7%
Information Technology                               10.0%
Consumer Staples                                      5.8%
Energy                                                5.6%
Telecommunication Services                            1.3%
Materials                                             1.0%

                        [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (95.0%)

              AEROSPACE & DEFENSE (4.2%)
   208,814    General Dynamics Corp.                                                          $   24,297
   209,963    Lockheed Martin Corp.                                                               14,204
   205,802    United Technologies Corp.                                                           12,013
                                                                                              ----------
                                                                                                  50,514
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (2.9%)
   342,596    FedEx Corp.                                                                         34,654
                                                                                              ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
   113,455    Coach, Inc.*                                                                         4,079
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.0%)(h)
       734    Toyota Motor Corp. ADR (Japan)                                                          76
                                                                                              ----------
              BIOTECHNOLOGY (8.2%)
   252,280    Amylin Pharmaceuticals, Inc.*(a)                                                    10,697
   905,103    Genentech, Inc.*(a)                                                                 77,766
   148,422    Genzyme Corp.*                                                                      10,529
                                                                                              ----------
                                                                                                  98,992
                                                                                              ----------
              CASINOS & GAMING (3.1%)
   642,628    MGM Mirage, Inc.*(a)                                                                23,816
    68,671    Station Casinos, Inc.                                                                4,591
   142,142    Wynn Resorts Ltd.*(a)                                                                9,179
                                                                                              ----------
                                                                                                  37,586
                                                                                              ----------
              COAL & CONSUMABLE FUELS (0.4%)
    41,903    Peabody Energy Corp.                                                                 4,170
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (5.6%)
 1,405,932    Motorola, Inc.                                                                      31,929
   745,774    QUALCOMM, Inc.                                                                      35,767
                                                                                              ----------
                                                                                                  67,696
                                                                                              ----------
              COMPUTER HARDWARE (4.0%)
   632,717    Apple Computer, Inc.*                                                               47,776
                                                                                              ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.7%)
   655,101    Caterpillar, Inc.                                                                   44,481
                                                                                              ----------
              CONSUMER FINANCE (3.0%)
   646,281    SLM Corp.                                                                           36,166
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED CAPITAL MARKETS (3.4%)
   377,989    UBS AG (Switzerland)                                                            $   41,125
                                                                                              ----------
              DRUG RETAIL (1.7%)
   366,360    CVS Corp.                                                                           10,170
   234,174    Walgreen Co.                                                                        10,135
                                                                                              ----------
                                                                                                  20,305
                                                                                              ----------
              GENERAL MERCHANDISE STORES (2.6%)
   577,770    Target Corp.                                                                        31,633
                                                                                              ----------
              HEALTH CARE EQUIPMENT (4.3%)
   474,539    Medtronic, Inc.                                                                     26,797
   359,827    Zimmer Holdings, Inc.*                                                              24,810
                                                                                              ----------
                                                                                                  51,607
                                                                                              ----------
              HEALTH CARE SERVICES (1.4%)
   337,246    Quest Diagnostics, Inc.(a)                                                          16,670
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (5.1%)
   400,877    Home Depot, Inc.                                                                    16,256
   716,428    Lowe's Companies, Inc.                                                              45,529
                                                                                              ----------
                                                                                                  61,785
                                                                                              ----------
              HOMEBUILDING (3.8%)
   273,876    KB Home(a)                                                                          20,869
   318,044    Lennar Corp. "A"                                                                    19,897
   156,102    Toll Brothers, Inc.*                                                                 5,308
                                                                                              ----------
                                                                                                  46,074
                                                                                              ----------
              HOTELS, RESORTS, & CRUISE LINES (0.9%)
   192,324    Four Seasons Hotels, Inc. (Canada)(a)                                               11,082
                                                                                              ----------
              HOUSEHOLD PRODUCTS (3.6%)
   731,182    Procter & Gamble Co.                                                                43,308
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (4.4%)
    99,088    Goldman Sachs Group, Inc.                                                           13,996
   276,710    Lehman Brothers Holdings, Inc.                                                      38,864
                                                                                              ----------
                                                                                                  52,860
                                                                                              ----------
              MANAGED HEALTH CARE (7.6%)
 1,543,792    UnitedHealth Group, Inc.                                                            91,732
                                                                                              ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (1.0%)
   144,782    Transocean, Inc.*                                                               $   11,749
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (4.2%)
   316,015    Halliburton Co.                                                                     25,139
   194,991    Schlumberger Ltd.                                                                   24,852
                                                                                              ----------
                                                                                                  49,991
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
   107,948    Progressive Corp.                                                                   11,339
                                                                                              ----------
              RAILROADS (3.9%)
   339,739    Burlington Northern Santa Fe Corp.                                                  27,220
   222,394    Union Pacific Corp.                                                                 19,673
                                                                                              ----------
                                                                                                  46,893
                                                                                              ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
   139,230    St. Joe Co.(a)                                                                       8,834
                                                                                              ----------
              RESTAURANTS (3.7%)
   622,558    Starbucks Corp.*                                                                    19,735
   491,134    Yum! Brands, Inc.                                                                   24,296
                                                                                              ----------
                                                                                                  44,031
                                                                                              ----------
              SEMICONDUCTORS (0.4%)
    62,352    Broadcom Corp. "A"*                                                                  4,252
                                                                                              ----------
              SOFT DRINKS (0.5%)
   100,000    PepsiCo, Inc.                                                                        5,718
                                                                                              ----------
              SPECIALIZED FINANCE (2.7%)
    75,693    Chicago Mercantile Exchange Holdings, Inc.(a)                                       32,037
                                                                                              ----------
              STEEL (1.0%)
   229,866    Companhia Vale Do Rio Doce ADR (Brazil)                                             11,785
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   189,165    Countrywide Financial Corp.                                                          6,326
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.3%)
   464,589    America Movil S.A. de C.V. ADR "L" (Mexico)                                         15,671
                                                                                              ----------
              Total common stocks (cost: $846,413)                                             1,142,997
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.0%)

              MONEY MARKET FUNDS
13,551,986    SSgA Money Market Fund, 4.09%(b)                                                $   13,552
47,020,643    SSgA Prime Money Market Fund, 4.30%(b)                                              47,021
                                                                                              ----------
              Total money market instruments (cost: $60,573)                                      60,573
                                                                                              ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (9.8%)

              MONEY MARKET FUNDS (0.1%)
   678,489    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(b)                        678
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (8.1%)(f)
   $44,500    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due
                2/01/2006 at $44,500 (collateralized by $45,920 of Freddie Mac Discount
                Notes(g), 4.62%(d), due 5/02/2006; market value $45,392)                          44,500
    43,000    Deutsche Bank Securities, Inc., 4.46%, acquired on 1/31/2006 and due
                2/01/2006 at $43,000 (collateralized by $43,910 of Federal Home Loan
                Bank(g), 3.38%, due 2/23/2007; market value $43,860)                              43,000
    10,000    Morgan Stanley & Co., Inc., 4.44%, acquired on 1/31/2006 and due
                2/01/2006 at $10,000 (collateralized by $10,370 of Fannie Mae Discount
                Notes(g), 4.59%(d); due 2/13/2006; market value $10,353)                          10,000
                                                                                              ----------
                                                                                                  97,500
                                                                                              ----------
              COMMERCIAL PAPER (0.8%)
    10,000    Goldman Sachs Group, Inc.(e), 4.55%(c), 5/25/2006                                   10,000
                                                                                              ----------
              CORPORATE BONDS (0.8%)
    10,000    White Pine Finance LLC(e), 4.53%(c), 6/12/2006                                      10,003
                                                                                              ----------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $118,178)                                               118,181
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,025,164)                                            $1,321,751
                                                                                              ==========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 6.6% of net assets at January 31, 2006.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of January 31, 2006.

          (b) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

          (d) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          (f) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (h) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding January 31, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
     loan of $115,423) (identified cost of $1,025,164)                      $1,321,751
   Cash                                                                             37
   Receivables:
     Capital shares sold                                                           535
     Dividends and interest                                                        656
     Securities sold                                                            25,213
     Other                                                                          40
                                                                            ----------
       Total assets                                                          1,348,232
                                                                            ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                           118,215
    Securities purchased                                                        24,218
    Capital shares redeemed                                                      1,370
  Accrued management fees                                                          363
  Accrued transfer agent's fees                                                      9
  Other accrued expenses and payables                                              101
                                                                            ----------
       Total liabilities                                                       144,276
                                                                            ----------
         Net assets applicable to capital shares outstanding                $1,203,956
                                                                            ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                           $1,096,539
  Accumulated undistributed net investment loss                                   (990)
  Accumulated net realized loss on investments                                (188,180)
  Net unrealized appreciation of investments                                   296,587
                                                                            ----------
         Net assets applicable to capital shares outstanding                $1,203,956
                                                                            ==========
  Capital shares outstanding                                                    37,441
                                                                            ==========
  Authorized shares of $.01 par value                                          105,000
                                                                            ==========
  Net asset value, redemption price, and offering price per share           $    32.16
                                                                            ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4)                              $ 4,014
  Interest                                                                         340
  Securities lending (net)                                                         157
                                                                               -------
    Total income                                                                 4,511
                                                                               -------
EXPENSES
  Management fees                                                                2,265
  Administration and servicing fees                                              1,418
  Transfer agent's fees                                                          1,567
  Custody and accounting fees                                                       89
  Postage                                                                          163
  Shareholder reporting fees                                                        42
  Directors' fees                                                                    4
  Registration fees                                                                 19
  Professional fees                                                                 34
  Other                                                                             13
                                                                               -------
    Total expenses                                                               5,614
  Expenses paid indirectly                                                        (113)
                                                                               -------
    Net expenses                                                                 5,501
                                                                               -------
NET INVESTMENT LOSS                                                               (990)
                                                                               -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                                 58,377
    Foreign currency transactions                                                    1
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                 12,751
                                                                               -------
        Net realized and unrealized gain                                        71,129
                                                                               -------
Increase in net assets resulting from operations                               $70,139
                                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED), AND YEAR ENDED
JULY 31, 2005


FROM OPERATIONS                                                       1/31/2006       7/31/2005
                                                                     ---------------------------
  Net investment income (loss)                                       $     (990)     $      480
  Net realized gain on investments                                       58,377          28,167
  Net realized gain (loss) on foreign currency transactions                   1             (11)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          12,751         168,530
    Foreign currency translations                                             -               4
                                                                     --------------------------
      Increase in net assets resulting from operations                   70,139         197,170
                                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (470)              -
                                                                     --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             102,615         141,380
  Reinvested dividends                                                      431               -
  Cost of shares redeemed                                               (89,980)       (149,357)
                                                                     --------------------------
    Increase (decrease) in net assets from capital share
      transactions                                                       13,066          (7,977)
                                                                     --------------------------
Net increase in net assets                                               82,735         189,193
NET ASSETS
  Beginning of period                                                 1,121,221         932,028
                                                                     --------------------------
  End of period                                                      $1,203,956      $1,121,221
                                                                     ==========================
Accumulated undistributed net investment income (loss):
  End of period                                                      $     (990)     $      470
                                                                     ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             3,298           5,053
  Shares issued for dividends reinvested                                     14               -
  Shares redeemed                                                        (2,929)         (5,381)
                                                                     --------------------------
    Increase (decrease) in shares outstanding                               383            (328)
                                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                  prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

               5. Repurchase agreements are valued at cost, which approximates market value.

               6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                  securities, such prices are not readily available. The
                  Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               7. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie
               Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $109,000 and $4,000,

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               respectively, resulting in a total reduction in Fund expenses of $113,000.

            G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 3.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $245,608,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                CAPITAL LOSS CARRYOVERS
          -----------------------------------
          EXPIRES                   BALANCE
          -------                ------------
           2010                  $231,852,000
           2011                    13,756,000
                                 ------------
                        Total    $245,608,000
                                 ============

26

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $397,644,000 and $434,232,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $300,049,000 and $3,462,000, respectively, resulting in net unrealized appreciation of $296,587,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the Fund did not have any open foreign currency contracts.

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $157,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $115,423,000 and received cash collateral of $118,215,000 for the loans. Of this amount, $118,178,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $37,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the six-month period ended January 31, 2006, the Fund's effective annualized base fee was 0.37% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,265,000, which included a performance adjustment of $186,000 that increased the effective base management fee of 0.37% by 0.03%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico Capital), under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.35% of the portion of the Fund's average daily net assets that Marsico Capital manages. Prior to January 1, 2006, the Manager (not the Fund) paid Marsico Capital a subadvisory fee in the annual amount of 0.20% of the

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Marsico Capital, of $1,285,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,418,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,567,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

               continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                                  YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------------------------------
                                       2006               2005          2004          2003          2002            2001
                                 ---------------------------------------------------------------------------------------
Net asset value at beginning
  of period                      $    30.26         $    24.93      $  23.62      $  20.80      $  31.29      $    56.35
                                 ---------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)         (.02)(a)            .01          (.02)(a)      (.09)(a)      (.20)(a)        (.22)(a)
  Net realized and unrealized
    gain (loss)                        1.93(a)            5.32          1.33(a)       2.91(a)     (10.29)(a)      (22.97)(a)
                                 ---------------------------------------------------------------------------------------
Total from investment operations       1.91(a)            5.33          1.31(a)       2.82(a)     (10.49)(a)      (23.19)(a)
                                 ---------------------------------------------------------------------------------------
Less distributions:
  From net investment income           (.01)                 -             -             -             -               -
  From realized capital gains             -                  -             -             -             -           (1.87)
                                 ---------------------------------------------------------------------------------------
Total distributions                    (.01)                 -             -             -             -           (1.87)
                                 ---------------------------------------------------------------------------------------
Net asset value at end
  of period                      $    32.16         $    30.26      $  24.93       $ 23.62      $  20.80      $    31.29
                                 =======================================================================================
Total return (%)*                      6.32              21.38          5.55         13.56        (33.53)         (42.69)
Net assets at end
  of period (000)                $1,203,956         $1,121,221      $932,028      $851,236      $730,143      $1,156,449
Ratio of expenses to average
  net assets (%)**(c)                   .99(b)            1.02          1.03          1.16           .99             .66
Ratio of net investment income
  (loss) to average
  net assets (%)**                     (.17)(b)            .05          (.07)         (.44)         (.77)           (.52)
Portfolio turnover (%)                35.85              71.33         87.54        110.24        169.84           23.06

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2006, average net assets were $1,126,027,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       (.02%)             (.01%)        (.04%)        (.02%)        (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                        BEGINNING                ENDING                DURING PERIOD*
                                      ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2005 -
                                      AUGUST 1, 2005         JANUARY 31, 2006         JANUARY 31, 2006
                                      ----------------------------------------------------------------
          Actual                        $1,000.00               $1,063.20                  $5.00
          Hypothetical
            (5% return before
            expenses)                    1,000.00                1,020.35                   4.90

          *Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.32% for the six-month period of August 1, 2005, through January 31, 2006.

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23418-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.